FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

(19) FAIR VALUE MEASUREMENTS

The fair value of cash equivalents, restricted cash, and short-term investments is based on observable inputs in non-active markets, and are therefore classified as Level 2 in the ASC 820-10 three-tier hierarchy. The fair value of employee interest-free loan is based on inputs that are readily available from public markets, and are therefore classified as Level 2 in the hierarchy. The carrying value of cash equivalents, restricted cash, short-term investments and employee interest-free loan approximates fair value.

Assets and liabilities measured or disclosed at fair value as of December 31, 2014 are summarized below:

		Fair value measurement or disclosure as of December 31, 2014 using
	Total fair value as of December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment charges
Fair value disclosures
Cash equivalents (time deposits)	186,578,667	-	186,578,667	-	-
Cash equivalents (money market funds in the PRC)	93,660,365	-	93,660,365	-	-
Restricted cash (time deposits)	123,936,600	-	123,936,600	-	-
Short-term investments (time deposits)	1,306,634,495	-	1,306,634,495	-	-
Other current assets (interest fee employee loan)	3,432,785	-	3,432,785	-	-
Other non-current assets (interest free employee loan)	7,632,434	-	7,632,434	-	-

Non-recurring fair value measurements
Amounts due from Jiuyou	1,062,395	-	-	1,062,395	(10,500,000)
Investment in Jiuyou	788,932	-	-	788,932	(35,085,293)
Goodwill	-	-	-	-	(5,524,213)
Total assets measured at fair value on non-recurring basis	1,851,327	-	-	1,851,327	(51,109,506)

During the year ended December 31, 2014, certain amounts due from Jiuyou, the investment in Jiuyou and goodwill of the Group were measured using significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain discount rate, and were written down from their respective carrying values to fair value. The corresponding impairment charges incurred were recorded in the consolidated statements of comprehensive loss. The recoverable amount of these assets was determined based on observable inputs by reference to the comparable rate of return on equity, after-tax cost of debt, percentage of equity in the capital structure, percentage of debt in the capital structure, risk free rate of return, market rate of return, and geared equity beta.

Assets and liabilities measured or disclosed at fair value as of December 31, 2015 are summarized as below:

		Fair value measurement or disclosure as of December 31, 2015 using
	Total fair value as of December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment charges
Fair value disclosures
Cash equivalents (time deposits)	443,438,723	-	443,438,723	-	-
Cash equivalents (money market funds in the PRC)	857,201	-	857,201	-	-
Restricted cash (time deposits)	146,479,837	-	146,479,837	-	-
Short-term investments (time deposits)	244,507,124	-	244,507,124	-	-
Other current assets (interest fee employee loan)	3,051,018	-	3,051,018	-	-
Other non-current assets (interest free employee loan)	5,728,265	-	5,728,265	-	-

Non-recurring fair value measurements
Investment in 2013 Affiliate Company	-	-	-	-	(459,253)
Intangible assets associated with Shenzhen JL	18,393,927	-	-	18,393,927	(40,401,740)
Total assets measured at fair value on non-recurring basis	18,393,927	-	-	18,393,927	(40,860,993)

In December 2015, the management of the Group wrote down the value of the investment in 2013 Affiliate Company to zero, as a result of declining financial performance and a change in the business circumstances of the investee. As described in Note 3, the Group wrote the value of the trade name down to its fair value as of December 31,2015. The valuation was made using the relief from royalty method, based on a royalty rate of 0.12%, a discount rate of 16.5% and a terminal growth rate of 4%.